Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 13, 2018
Registrant Name	dei_EntityRegistrantName	JNL VARIABLE FUND LLC
Central Index Key	dei_EntityCentralIndexKey	0001072428
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	jvf
Document Creation Date	dei_DocumentCreationDate	Aug. 13, 2018
Document Effective Date	dei_DocumentEffectiveDate	Aug. 13, 2018
Prospectus Date	rr_ProspectusDate	Apr. 30, 2018
JNL/MELLON CAPITAL DOW INDEX FUND
Risk Return Abstract	rr_RiskReturnAbstract
Supplement [Text Block]	jvf_SupplementTextBlock

In the section entitled, "Summary Overview of Each Fund" for the JNL/Mellon Capital DowSM Index Fund, the JNL/Mellon Capital MSCI World Index Fund, the JNL/Mellon Capital Nasdaq® 100 Index Fund, the JNL/Mellon Capital S&P® SMid 60 Fund, the JNL/Mellon Capital JNL 5 Fund, the JNL/Mellon Capital Consumer Discretionary Sector Fund, the JNL/Mellon Capital Energy Sector Fund, the JNL/Mellon Capital Financial Sector Fund, the JNL/Mellon Capital Healthcare Sector Fund, the JNL/Mellon Capital Information Technology Sector Fund, and the JNL/Mellon Capital Telecommunications Sector Fund under "Principal Risks of Investing in the Fund," please add the following:

•
Passive investment risk – The Fund is not actively managed and may be affected by a general decline in market segments related to the Index. The Fund invests in securities included in, or representative of, the Index, regardless of their investment merits. Therefore, the Fund would not necessarily sell a security unless that security is removed from the Index, even if that security generally is underperforming. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund's performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.

In the section entitled, "Summary Overview of Each Fund" for the JNL/Mellon Capital DowSM Index Fund, the JNL/Mellon Capital MSCI World Index Fund, the JNL/Mellon Capital Nasdaq® 100 Index Fund, the JNL/Mellon Capital Consumer Discretionary Sector Fund, the JNL/Mellon Capital Energy Sector Fund, the JNL/Mellon Capital Financial Sector Fund, the JNL/Mellon Capital Healthcare Sector Fund, the JNL/Mellon Capital Information Technology Sector Fund, and the JNL/Mellon Capital Telecommunications Sector Fund under "Principal Risks of Investing in the Fund," please add the following:

•
Tracking error risk – Tracking error is the divergence of the Fund's performance from that of the Index. The Fund's return may not match the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund's portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund's holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the Investment Company Act of 1940, as amended to meet the issuer diversification requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its affiliates.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•
Passive investment risk – The Fund is not actively managed and may be affected by a general decline in market segments related to the Index. The Fund invests in securities included in, or representative of, the Index, regardless of their investment merits. Therefore, the Fund would not necessarily sell a security unless that security is removed from the Index, even if that security generally is underperforming. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund's performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.

•
Tracking error risk – Tracking error is the divergence of the Fund's performance from that of the Index. The Fund's return may not match the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund's portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund's holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the Investment Company Act of 1940, as amended to meet the issuer diversification requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its affiliates.

JNL/MELLON CAPITAL TELECOMMUNICATIONS SECTOR FUND
Risk Return Abstract	rr_RiskReturnAbstract
Supplement [Text Block]	jvf_SupplementTextBlock

In the section entitled, "Summary Overview of Each Fund" for the JNL/Mellon Capital DowSM Index Fund, the JNL/Mellon Capital MSCI World Index Fund, the JNL/Mellon Capital Nasdaq® 100 Index Fund, the JNL/Mellon Capital S&P® SMid 60 Fund, the JNL/Mellon Capital JNL 5 Fund, the JNL/Mellon Capital Consumer Discretionary Sector Fund, the JNL/Mellon Capital Energy Sector Fund, the JNL/Mellon Capital Financial Sector Fund, the JNL/Mellon Capital Healthcare Sector Fund, the JNL/Mellon Capital Information Technology Sector Fund, and the JNL/Mellon Capital Telecommunications Sector Fund under "Principal Risks of Investing in the Fund," please add the following:

•
Passive investment risk – The Fund is not actively managed and may be affected by a general decline in market segments related to the Index. The Fund invests in securities included in, or representative of, the Index, regardless of their investment merits. Therefore, the Fund would not necessarily sell a security unless that security is removed from the Index, even if that security generally is underperforming. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund's performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.

In the section entitled, "Summary Overview of Each Fund" for the JNL/Mellon Capital DowSM Index Fund, the JNL/Mellon Capital MSCI World Index Fund, the JNL/Mellon Capital Nasdaq® 100 Index Fund, the JNL/Mellon Capital Consumer Discretionary Sector Fund, the JNL/Mellon Capital Energy Sector Fund, the JNL/Mellon Capital Financial Sector Fund, the JNL/Mellon Capital Healthcare Sector Fund, the JNL/Mellon Capital Information Technology Sector Fund, and the JNL/Mellon Capital Telecommunications Sector Fund under "Principal Risks of Investing in the Fund," please add the following:

•
Tracking error risk – Tracking error is the divergence of the Fund's performance from that of the Index. The Fund's return may not match the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund's portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund's holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the Investment Company Act of 1940, as amended to meet the issuer diversification requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its affiliates.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•
Passive investment risk – The Fund is not actively managed and may be affected by a general decline in market segments related to the Index. The Fund invests in securities included in, or representative of, the Index, regardless of their investment merits. Therefore, the Fund would not necessarily sell a security unless that security is removed from the Index, even if that security generally is underperforming. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund's performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.

•
Tracking error risk – Tracking error is the divergence of the Fund's performance from that of the Index. The Fund's return may not match the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund's portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund's holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the Investment Company Act of 1940, as amended to meet the issuer diversification requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its affiliates.

JNL/MELLON CAPITAL CONSUMER DISCRETIONARY SECTOR FUND
Risk Return Abstract	rr_RiskReturnAbstract
Supplement [Text Block]	jvf_SupplementTextBlock

In the section entitled, "Summary Overview of Each Fund" for the JNL/Mellon Capital DowSM Index Fund, the JNL/Mellon Capital MSCI World Index Fund, the JNL/Mellon Capital Nasdaq® 100 Index Fund, the JNL/Mellon Capital S&P® SMid 60 Fund, the JNL/Mellon Capital JNL 5 Fund, the JNL/Mellon Capital Consumer Discretionary Sector Fund, the JNL/Mellon Capital Energy Sector Fund, the JNL/Mellon Capital Financial Sector Fund, the JNL/Mellon Capital Healthcare Sector Fund, the JNL/Mellon Capital Information Technology Sector Fund, and the JNL/Mellon Capital Telecommunications Sector Fund under "Principal Risks of Investing in the Fund," please add the following:

•
Passive investment risk – The Fund is not actively managed and may be affected by a general decline in market segments related to the Index. The Fund invests in securities included in, or representative of, the Index, regardless of their investment merits. Therefore, the Fund would not necessarily sell a security unless that security is removed from the Index, even if that security generally is underperforming. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund's performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.

In the section entitled, "Summary Overview of Each Fund" for the JNL/Mellon Capital DowSM Index Fund, the JNL/Mellon Capital MSCI World Index Fund, the JNL/Mellon Capital Nasdaq® 100 Index Fund, the JNL/Mellon Capital Consumer Discretionary Sector Fund, the JNL/Mellon Capital Energy Sector Fund, the JNL/Mellon Capital Financial Sector Fund, the JNL/Mellon Capital Healthcare Sector Fund, the JNL/Mellon Capital Information Technology Sector Fund, and the JNL/Mellon Capital Telecommunications Sector Fund under "Principal Risks of Investing in the Fund," please add the following:

•
Tracking error risk – Tracking error is the divergence of the Fund's performance from that of the Index. The Fund's return may not match the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund's portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund's holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the Investment Company Act of 1940, as amended to meet the issuer diversification requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its affiliates.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•
Passive investment risk – The Fund is not actively managed and may be affected by a general decline in market segments related to the Index. The Fund invests in securities included in, or representative of, the Index, regardless of their investment merits. Therefore, the Fund would not necessarily sell a security unless that security is removed from the Index, even if that security generally is underperforming. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund's performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.

•
Tracking error risk – Tracking error is the divergence of the Fund's performance from that of the Index. The Fund's return may not match the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund's portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund's holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the Investment Company Act of 1940, as amended to meet the issuer diversification requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its affiliates.

JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND
Risk Return Abstract	rr_RiskReturnAbstract
Supplement [Text Block]	jvf_SupplementTextBlock

In the section entitled, "Summary Overview of Each Fund" for the JNL/Mellon Capital DowSM Index Fund, the JNL/Mellon Capital MSCI World Index Fund, the JNL/Mellon Capital Nasdaq® 100 Index Fund, the JNL/Mellon Capital S&P® SMid 60 Fund, the JNL/Mellon Capital JNL 5 Fund, the JNL/Mellon Capital Consumer Discretionary Sector Fund, the JNL/Mellon Capital Energy Sector Fund, the JNL/Mellon Capital Financial Sector Fund, the JNL/Mellon Capital Healthcare Sector Fund, the JNL/Mellon Capital Information Technology Sector Fund, and the JNL/Mellon Capital Telecommunications Sector Fund under "Principal Risks of Investing in the Fund," please add the following:

•
Passive investment risk – The Fund is not actively managed and may be affected by a general decline in market segments related to the Index. The Fund invests in securities included in, or representative of, the Index, regardless of their investment merits. Therefore, the Fund would not necessarily sell a security unless that security is removed from the Index, even if that security generally is underperforming. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund's performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.

In the section entitled, "Summary Overview of Each Fund" for the JNL/Mellon Capital DowSM Index Fund, the JNL/Mellon Capital MSCI World Index Fund, the JNL/Mellon Capital Nasdaq® 100 Index Fund, the JNL/Mellon Capital Consumer Discretionary Sector Fund, the JNL/Mellon Capital Energy Sector Fund, the JNL/Mellon Capital Financial Sector Fund, the JNL/Mellon Capital Healthcare Sector Fund, the JNL/Mellon Capital Information Technology Sector Fund, and the JNL/Mellon Capital Telecommunications Sector Fund under "Principal Risks of Investing in the Fund," please add the following:

•
Tracking error risk – Tracking error is the divergence of the Fund's performance from that of the Index. The Fund's return may not match the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund's portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund's holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the Investment Company Act of 1940, as amended to meet the issuer diversification requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its affiliates.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•
Passive investment risk – The Fund is not actively managed and may be affected by a general decline in market segments related to the Index. The Fund invests in securities included in, or representative of, the Index, regardless of their investment merits. Therefore, the Fund would not necessarily sell a security unless that security is removed from the Index, even if that security generally is underperforming. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund's performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.

•
Tracking error risk – Tracking error is the divergence of the Fund's performance from that of the Index. The Fund's return may not match the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund's portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund's holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the Investment Company Act of 1940, as amended to meet the issuer diversification requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its affiliates.

JNL/MELLON CAPITAL FINANCIAL SECTOR FUND
Risk Return Abstract	rr_RiskReturnAbstract
Supplement [Text Block]	jvf_SupplementTextBlock

In the section entitled, "Summary Overview of Each Fund" for the JNL/Mellon Capital DowSM Index Fund, the JNL/Mellon Capital MSCI World Index Fund, the JNL/Mellon Capital Nasdaq® 100 Index Fund, the JNL/Mellon Capital S&P® SMid 60 Fund, the JNL/Mellon Capital JNL 5 Fund, the JNL/Mellon Capital Consumer Discretionary Sector Fund, the JNL/Mellon Capital Energy Sector Fund, the JNL/Mellon Capital Financial Sector Fund, the JNL/Mellon Capital Healthcare Sector Fund, the JNL/Mellon Capital Information Technology Sector Fund, and the JNL/Mellon Capital Telecommunications Sector Fund under "Principal Risks of Investing in the Fund," please add the following:

•
Passive investment risk – The Fund is not actively managed and may be affected by a general decline in market segments related to the Index. The Fund invests in securities included in, or representative of, the Index, regardless of their investment merits. Therefore, the Fund would not necessarily sell a security unless that security is removed from the Index, even if that security generally is underperforming. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund's performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.

In the section entitled, "Summary Overview of Each Fund" for the JNL/Mellon Capital DowSM Index Fund, the JNL/Mellon Capital MSCI World Index Fund, the JNL/Mellon Capital Nasdaq® 100 Index Fund, the JNL/Mellon Capital Consumer Discretionary Sector Fund, the JNL/Mellon Capital Energy Sector Fund, the JNL/Mellon Capital Financial Sector Fund, the JNL/Mellon Capital Healthcare Sector Fund, the JNL/Mellon Capital Information Technology Sector Fund, and the JNL/Mellon Capital Telecommunications Sector Fund under "Principal Risks of Investing in the Fund," please add the following:

•
Tracking error risk – Tracking error is the divergence of the Fund's performance from that of the Index. The Fund's return may not match the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund's portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund's holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the Investment Company Act of 1940, as amended to meet the issuer diversification requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its affiliates.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•
Passive investment risk – The Fund is not actively managed and may be affected by a general decline in market segments related to the Index. The Fund invests in securities included in, or representative of, the Index, regardless of their investment merits. Therefore, the Fund would not necessarily sell a security unless that security is removed from the Index, even if that security generally is underperforming. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund's performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.

•
Tracking error risk – Tracking error is the divergence of the Fund's performance from that of the Index. The Fund's return may not match the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund's portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund's holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the Investment Company Act of 1940, as amended to meet the issuer diversification requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its affiliates.

JNL/MELLON CAPITAL ENERGY SECTOR FUND
Risk Return Abstract	rr_RiskReturnAbstract
Supplement [Text Block]	jvf_SupplementTextBlock

In the section entitled, "Summary Overview of Each Fund" for the JNL/Mellon Capital DowSM Index Fund, the JNL/Mellon Capital MSCI World Index Fund, the JNL/Mellon Capital Nasdaq® 100 Index Fund, the JNL/Mellon Capital S&P® SMid 60 Fund, the JNL/Mellon Capital JNL 5 Fund, the JNL/Mellon Capital Consumer Discretionary Sector Fund, the JNL/Mellon Capital Energy Sector Fund, the JNL/Mellon Capital Financial Sector Fund, the JNL/Mellon Capital Healthcare Sector Fund, the JNL/Mellon Capital Information Technology Sector Fund, and the JNL/Mellon Capital Telecommunications Sector Fund under "Principal Risks of Investing in the Fund," please add the following:

•
Passive investment risk – The Fund is not actively managed and may be affected by a general decline in market segments related to the Index. The Fund invests in securities included in, or representative of, the Index, regardless of their investment merits. Therefore, the Fund would not necessarily sell a security unless that security is removed from the Index, even if that security generally is underperforming. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund's performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.

In the section entitled, "Summary Overview of Each Fund" for the JNL/Mellon Capital DowSM Index Fund, the JNL/Mellon Capital MSCI World Index Fund, the JNL/Mellon Capital Nasdaq® 100 Index Fund, the JNL/Mellon Capital Consumer Discretionary Sector Fund, the JNL/Mellon Capital Energy Sector Fund, the JNL/Mellon Capital Financial Sector Fund, the JNL/Mellon Capital Healthcare Sector Fund, the JNL/Mellon Capital Information Technology Sector Fund, and the JNL/Mellon Capital Telecommunications Sector Fund under "Principal Risks of Investing in the Fund," please add the following:

•
Tracking error risk – Tracking error is the divergence of the Fund's performance from that of the Index. The Fund's return may not match the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund's portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund's holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the Investment Company Act of 1940, as amended to meet the issuer diversification requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its affiliates.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•
Passive investment risk – The Fund is not actively managed and may be affected by a general decline in market segments related to the Index. The Fund invests in securities included in, or representative of, the Index, regardless of their investment merits. Therefore, the Fund would not necessarily sell a security unless that security is removed from the Index, even if that security generally is underperforming. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund's performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.

•
Tracking error risk – Tracking error is the divergence of the Fund's performance from that of the Index. The Fund's return may not match the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund's portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund's holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the Investment Company Act of 1940, as amended to meet the issuer diversification requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its affiliates.

JNL/MELLON CAPITAL INFORMATION TECHNOLOGY SECTOR FUND
Risk Return Abstract	rr_RiskReturnAbstract
Supplement [Text Block]	jvf_SupplementTextBlock

In the section entitled, "Summary Overview of Each Fund" for the JNL/Mellon Capital DowSM Index Fund, the JNL/Mellon Capital MSCI World Index Fund, the JNL/Mellon Capital Nasdaq® 100 Index Fund, the JNL/Mellon Capital S&P® SMid 60 Fund, the JNL/Mellon Capital JNL 5 Fund, the JNL/Mellon Capital Consumer Discretionary Sector Fund, the JNL/Mellon Capital Energy Sector Fund, the JNL/Mellon Capital Financial Sector Fund, the JNL/Mellon Capital Healthcare Sector Fund, the JNL/Mellon Capital Information Technology Sector Fund, and the JNL/Mellon Capital Telecommunications Sector Fund under "Principal Risks of Investing in the Fund," please add the following:

•
Passive investment risk – The Fund is not actively managed and may be affected by a general decline in market segments related to the Index. The Fund invests in securities included in, or representative of, the Index, regardless of their investment merits. Therefore, the Fund would not necessarily sell a security unless that security is removed from the Index, even if that security generally is underperforming. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund's performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.

In the section entitled, "Summary Overview of Each Fund" for the JNL/Mellon Capital DowSM Index Fund, the JNL/Mellon Capital MSCI World Index Fund, the JNL/Mellon Capital Nasdaq® 100 Index Fund, the JNL/Mellon Capital Consumer Discretionary Sector Fund, the JNL/Mellon Capital Energy Sector Fund, the JNL/Mellon Capital Financial Sector Fund, the JNL/Mellon Capital Healthcare Sector Fund, the JNL/Mellon Capital Information Technology Sector Fund, and the JNL/Mellon Capital Telecommunications Sector Fund under "Principal Risks of Investing in the Fund," please add the following:

•
Tracking error risk – Tracking error is the divergence of the Fund's performance from that of the Index. The Fund's return may not match the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund's portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund's holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the Investment Company Act of 1940, as amended to meet the issuer diversification requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its affiliates.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•
Passive investment risk – The Fund is not actively managed and may be affected by a general decline in market segments related to the Index. The Fund invests in securities included in, or representative of, the Index, regardless of their investment merits. Therefore, the Fund would not necessarily sell a security unless that security is removed from the Index, even if that security generally is underperforming. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund's performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.

•
Tracking error risk – Tracking error is the divergence of the Fund's performance from that of the Index. The Fund's return may not match the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund's portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund's holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the Investment Company Act of 1940, as amended to meet the issuer diversification requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its affiliates.

JNL/MELLON CAPITAL MSCI WORLD INDEX FUND
Risk Return Abstract	rr_RiskReturnAbstract
Supplement [Text Block]	jvf_SupplementTextBlock

In the section entitled, "Summary Overview of Each Fund" for the JNL/Mellon Capital DowSM Index Fund, the JNL/Mellon Capital MSCI World Index Fund, the JNL/Mellon Capital Nasdaq® 100 Index Fund, the JNL/Mellon Capital S&P® SMid 60 Fund, the JNL/Mellon Capital JNL 5 Fund, the JNL/Mellon Capital Consumer Discretionary Sector Fund, the JNL/Mellon Capital Energy Sector Fund, the JNL/Mellon Capital Financial Sector Fund, the JNL/Mellon Capital Healthcare Sector Fund, the JNL/Mellon Capital Information Technology Sector Fund, and the JNL/Mellon Capital Telecommunications Sector Fund under "Principal Risks of Investing in the Fund," please add the following:

•
Passive investment risk – The Fund is not actively managed and may be affected by a general decline in market segments related to the Index. The Fund invests in securities included in, or representative of, the Index, regardless of their investment merits. Therefore, the Fund would not necessarily sell a security unless that security is removed from the Index, even if that security generally is underperforming. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund's performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.

In the section entitled, "Summary Overview of Each Fund" for the JNL/Mellon Capital DowSM Index Fund, the JNL/Mellon Capital MSCI World Index Fund, the JNL/Mellon Capital Nasdaq® 100 Index Fund, the JNL/Mellon Capital Consumer Discretionary Sector Fund, the JNL/Mellon Capital Energy Sector Fund, the JNL/Mellon Capital Financial Sector Fund, the JNL/Mellon Capital Healthcare Sector Fund, the JNL/Mellon Capital Information Technology Sector Fund, and the JNL/Mellon Capital Telecommunications Sector Fund under "Principal Risks of Investing in the Fund," please add the following:

•
Tracking error risk – Tracking error is the divergence of the Fund's performance from that of the Index. The Fund's return may not match the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund's portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund's holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the Investment Company Act of 1940, as amended to meet the issuer diversification requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its affiliates.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•
Passive investment risk – The Fund is not actively managed and may be affected by a general decline in market segments related to the Index. The Fund invests in securities included in, or representative of, the Index, regardless of their investment merits. Therefore, the Fund would not necessarily sell a security unless that security is removed from the Index, even if that security generally is underperforming. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund's performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.

•
Tracking error risk – Tracking error is the divergence of the Fund's performance from that of the Index. The Fund's return may not match the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund's portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund's holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the Investment Company Act of 1940, as amended to meet the issuer diversification requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its affiliates.

JNL/MELLON CAPITAL NASDAQ 100 INDEX FUND
Risk Return Abstract	rr_RiskReturnAbstract
Supplement [Text Block]	jvf_SupplementTextBlock

In the section entitled, "Summary Overview of Each Fund" for the JNL/Mellon Capital DowSM Index Fund, the JNL/Mellon Capital MSCI World Index Fund, the JNL/Mellon Capital Nasdaq® 100 Index Fund, the JNL/Mellon Capital S&P® SMid 60 Fund, the JNL/Mellon Capital JNL 5 Fund, the JNL/Mellon Capital Consumer Discretionary Sector Fund, the JNL/Mellon Capital Energy Sector Fund, the JNL/Mellon Capital Financial Sector Fund, the JNL/Mellon Capital Healthcare Sector Fund, the JNL/Mellon Capital Information Technology Sector Fund, and the JNL/Mellon Capital Telecommunications Sector Fund under "Principal Risks of Investing in the Fund," please add the following:

•
Passive investment risk – The Fund is not actively managed and may be affected by a general decline in market segments related to the Index. The Fund invests in securities included in, or representative of, the Index, regardless of their investment merits. Therefore, the Fund would not necessarily sell a security unless that security is removed from the Index, even if that security generally is underperforming. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund's performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.

In the section entitled, "Summary Overview of Each Fund" for the JNL/Mellon Capital DowSM Index Fund, the JNL/Mellon Capital MSCI World Index Fund, the JNL/Mellon Capital Nasdaq® 100 Index Fund, the JNL/Mellon Capital Consumer Discretionary Sector Fund, the JNL/Mellon Capital Energy Sector Fund, the JNL/Mellon Capital Financial Sector Fund, the JNL/Mellon Capital Healthcare Sector Fund, the JNL/Mellon Capital Information Technology Sector Fund, and the JNL/Mellon Capital Telecommunications Sector Fund under "Principal Risks of Investing in the Fund," please add the following:

•
Tracking error risk – Tracking error is the divergence of the Fund's performance from that of the Index. The Fund's return may not match the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund's portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund's holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the Investment Company Act of 1940, as amended to meet the issuer diversification requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its affiliates.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•
Passive investment risk – The Fund is not actively managed and may be affected by a general decline in market segments related to the Index. The Fund invests in securities included in, or representative of, the Index, regardless of their investment merits. Therefore, the Fund would not necessarily sell a security unless that security is removed from the Index, even if that security generally is underperforming. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund's performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.

•
Tracking error risk – Tracking error is the divergence of the Fund's performance from that of the Index. The Fund's return may not match the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund's portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund's holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the Investment Company Act of 1940, as amended to meet the issuer diversification requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its affiliates.

JNL/MELLON CAPITAL JNL 5 FUND
Risk Return Abstract	rr_RiskReturnAbstract
Supplement [Text Block]	jvf_SupplementTextBlock
In the section entitled, "Summary Overview of Each Fund" for the JNL/Mellon Capital DowSM Index Fund, the JNL/Mellon Capital MSCI World Index Fund, the JNL/Mellon Capital Nasdaq® 100 Index Fund, the JNL/Mellon Capital S&P® SMid 60 Fund, the JNL/Mellon Capital JNL 5 Fund, the JNL/Mellon Capital Consumer Discretionary Sector Fund, the JNL/Mellon Capital Energy Sector Fund, the JNL/Mellon Capital Financial Sector Fund, the JNL/Mellon Capital Healthcare Sector Fund, the JNL/Mellon Capital Information Technology Sector Fund, and the JNL/Mellon Capital Telecommunications Sector Fund under "Principal Risks of Investing in the Fund," please add the following:

•
Passive investment risk – The Fund is not actively managed and may be affected by a general decline in market segments related to the Index. The Fund invests in securities included in, or representative of, the Index, regardless of their investment merits. Therefore, the Fund would not necessarily sell a security unless that security is removed from the Index, even if that security generally is underperforming. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund's performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•
Passive investment risk – The Fund is not actively managed and may be affected by a general decline in market segments related to the Index. The Fund invests in securities included in, or representative of, the Index, regardless of their investment merits. Therefore, the Fund would not necessarily sell a security unless that security is removed from the Index, even if that security generally is underperforming. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund's performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.

JNL/MELLON CAPITAL S&P SMID 60 FUND
Risk Return Abstract	rr_RiskReturnAbstract
Supplement [Text Block]	jvf_SupplementTextBlock
In the section entitled, "Summary Overview of Each Fund" for the JNL/Mellon Capital DowSM Index Fund, the JNL/Mellon Capital MSCI World Index Fund, the JNL/Mellon Capital Nasdaq® 100 Index Fund, the JNL/Mellon Capital S&P® SMid 60 Fund, the JNL/Mellon Capital JNL 5 Fund, the JNL/Mellon Capital Consumer Discretionary Sector Fund, the JNL/Mellon Capital Energy Sector Fund, the JNL/Mellon Capital Financial Sector Fund, the JNL/Mellon Capital Healthcare Sector Fund, the JNL/Mellon Capital Information Technology Sector Fund, and the JNL/Mellon Capital Telecommunications Sector Fund under "Principal Risks of Investing in the Fund," please add the following:

•
Passive investment risk – The Fund is not actively managed and may be affected by a general decline in market segments related to the Index. The Fund invests in securities included in, or representative of, the Index, regardless of their investment merits. Therefore, the Fund would not necessarily sell a security unless that security is removed from the Index, even if that security generally is underperforming. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund's performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•
Passive investment risk – The Fund is not actively managed and may be affected by a general decline in market segments related to the Index. The Fund invests in securities included in, or representative of, the Index, regardless of their investment merits. Therefore, the Fund would not necessarily sell a security unless that security is removed from the Index, even if that security generally is underperforming. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund's performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.